JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

November 30, 2020

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated November 18, 2020, filed pursuant to Rule 497(e), for the following:

JNL Multi-Manager Emerging Markets Equity Fund

JNL Multi-Manager International Small Cap Fund

JNL/Mellon International Index Fund

JNL/Mellon Bond Index Fund

JNL/RAFI Fundamental Asia Developed Fund

JNL/RAFI Fundamental Europe Fund

JNL/Vanguard International Stock Market Index Fund

JNL/WCM Focused International Equity Fund

JNL/Goldman Sachs International 5 Fund

JNL/Goldman Sachs Managed Conservative Fund

JNL/Goldman Sachs Managed Moderate Fund

JNL/Goldman Sachs Managed Moderate Growth Fund

JNL/Goldman Sachs Managed Growth Fund

JNL/Goldman Sachs Managed Aggressive Growth Fund

JNL Conservative Allocation Fund

JNL Moderate Allocation Fund

JNL Moderate Growth Allocation Fund

JNL Growth Allocation Fund

JNL Aggressive Growth Allocation Fund

If you have any questions concerning this filing, please contact me at (312) 730-9730.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett
Assistant Secretary